Other Noncurrent Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other Noncurrent Liabilities and Deferred Credits

L. Other Noncurrent Liabilities and Deferred Credits

December 31,	Note	2015	2014
Fair value of derivative contracts	X	$189	$368
Liability related to the resolution of a legal matter	N	148	222
Accrued compensation and retirement costs		92	102
Deferred alumina sales revenue		84	93
Deferred credit related to derivative contract	X	—	62
Other		85	81

		$598	$928